Document and Entity Information	Mar. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001407973
Document Type	8-K
Document Period End Date	Mar. 13, 2023
Entity Registrant Name	Sonendo, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40988
Entity Tax Identification Number	20-5041718
Entity Address, Address Line One	26061 Merit Circle
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Laguna Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	(949)
Local Phone Number	766-3636
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SONX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false